Quarterly Financial Information	12 Months Ended
Sep. 30, 2011
Quarterly Financial Information [Abstract]
Quarterly Financial Information
(18)  Quarterly Financial Information (Unaudited)

	FIRST		SECOND		THIRD		FOURTH		FULL
	QUARTER		QUARTER		QUARTER		QUARTER		YEAR
	2010	2011	2010	2011	2010	2011	2010	2011	2010	2011
Net sales	$4,828	5,535	4,953	5,854	5,417	6,288	5,841	6,545	21,039	24,222
Gross profit	$1,868	2,163	1,963	2,306	2,164	2,498	2,331	2,590	8,326	9,557
Earnings from continuing operations common stockholders	$417	480	408	556	581	683	572	735	1,978	2,454
Net earnings common stockholders	$425	480	405	556	585	683	749	761	2,164	2,480

Earnings per common share from continuing operations:
Basic	$0.55	0.63	0.54	0.74	0.77	0.91	0.76	0.98	2.62	3.26
Diluted	$0.55	0.63	0.54	0.73	0.76	0.90	0.75	0.98	2.60	3.24

Net earnings per common share:
Basic	$0.56	0.63	0.54	0.74	0.78	0.91	0.99	1.02	2.87	3.29
Diluted	$0.56	0.63	0.53	0.73	0.77	0.90	0.98	1.01	2.84	3.27

Dividends per common share	$0.335	0.345	0.335	0.345	0.335	0.345	0.335	0.345	1.34	1.38

Common stock prices:
High	$43.71	58.74	51.10	62.24	53.73	61.29	53.82	58.47	53.82	62.24
Low	$37.45	52.12	41.22	55.86	42.69	50.84	42.73	41.31	37.45	41.31

Earnings per share are computed independently each period; as a result, the quarterly amounts may not sum to the calculated annual figure. Results include discontinued operations, see Note 3.

Emerson Electric Co. common stock (symbol EMR) is listed on the New York Stock Exchange and the Chicago Stock Exchange.